Investment in Joint Ventures and Associates (Tables)	6 Months Ended
Jun. 30, 2018
Equity Method Investments And Joint Ventures [Abstract]
Schedule of investments in associates and joint ventures accounted for using equity method [Table Text Block]

(1)	Investments in joint ventures and associates accounted for using the equity method of accounting are as follows (Unit: Korean Won in millions):

		Percentage of ownership (%)		Financial statements as of (2018)
Joint ventures and Associates	Main business	June 30, 2018	December 31, 2017
Woori Bank:
Kumho Tire Co., Inc. (*1)(*2)	Manufacturing	14.2	14.2	March 31	(*3)
Woori Service Networks Co., Ltd. (*4)	Freight & staffing services	4.9	4.9	May 31	(*3)
Korea Credit Bureau Co., Ltd. (*5)	Credit information	9.9	9.9	June 30
Korea Finance Security Co., Ltd. (*4)	Security service	15.0	15.0	May 31	(*3)
Chin Hung International Inc. (*2)	Construction	25.3	25.3	May 31	(*3)
Poonglim Industrial Co., Ltd. (*6)(*9)	Construction	—	29.4	—
STX Engine Co., Ltd. (*10)	Manufacturing	—	29.2	—
STX Corporation (*1)(*11)	Wholesale of non-specialized goods	19.7	19.7	May 31	(*3)
Saman Corporation (*5)	General construction Technology service	9.2	9.2	May 31	(*3)
Dongwoo C & C Co., Ltd. (*6)	Construction	23.2	23.2	—
SJCO Co., Ltd. (*6)	Aggregate transportation and wholesale	26.5	26.5	—
G2 Collection Co., Ltd. (*6)	Wholesale and retail sales	28.9	28.9	—
The Base Enterprise Co., Ltd. (*6)	Manufacturing	48.4	48.4	—
Kyesan Engineering Co., Ltd. (*6)	Construction	23.2	23.2	—
Good Software Lap Co., Ltd. (*6)	Service	28.9	28.9	—
Wongwang Co., Ltd. (*6)	Wholesale and real estate	29.0	29.0	—
Sejin Construction Co., Ltd. (*6)	Construction	29.6	29.6	—
QTS Shipping Co., Ltd. (*6)	Composite transportation Arrangement	49.4	49.4	—
DAEA SNC Co., Ltd. (*6)	Wholesale and retail sales	24.0	24.0
ARES-TECH Co., Ltd. (*6)	Electronic component manufacturing	23.4	23.4	—
Reading Doctors Co., Ltd. (*6)	Other service business	35.4	35.4	—
PREXCO Co., Ltd. (*6)	Manufacturing	28.1	28.1	—
Hyunwoo International Co., Ltd. (*6)	Manufacturing	25.9	25.9	—
Jiwon Plating Co., Ltd. (*6)	Plating	20.5	20.5	—
Cultizm Korea LTD Co., Ltd. (*6)	Wholesale and retail sales	31.3	31.3	—
Gil Co.,Ltd. (*6)	Manufacturing	26.1	26.1	—
NK Eng Co., Ltd. (*6)	Manufacturing	23.1	23.1	—
Youngdong Sea Food Co., Ltd. (*6)(*7)	Processed sea food manufacturing	24.0	—	—
Woori Growth Partnerships New Technology Private Equity Fund	Other financial business	23.1	23.1	June 30
2016KIF-IMM Woori Bank Technology Venture Fund	Other financial business	20.0	20.0	June 30
K BANK Co., Ltd. (*5)	Finance	13.0	13.0	May 31	(*3)
Smart Private Equity Fund No.2	Other financial business	20.0	20.0	June 30
Woori Bank-Company K Korea Movie Asset Fund	Other financial business	25.0	25.0	June 30
Well to Sea No. 3 Private Equity Fund (*12)	Finance	50.0	50.0	March 31	(*3)
Partner One Value Up I Private Equity Fund (*8)	Other financial business	23.3	—	June 30
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership (*8)	Other Finance business	20.0	—	June 30
Woori Investment Bank Co., Ltd.:
Nomura-Rifa Private Real Estate Investment Trust No.17	Other financial business	21.9	25.0	June 30

(*1)	The Group has significant influence on these entities through its position in the creditors’ council which is the decision making body regarding to financial and operational policies of associates.
(*2)

The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. (current period: KRW 6,310, previous year: KRW 4,425), Chin Hung International Inc. (current period: KRW 1,935, previous year: KRW 1,915).

(*3)	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
(*4)	Most of the significant business transactions of associates are with the Group as of June 30, 2018 and December 31, 2017.
(*5)	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.
(*6)	The carrying values of investments in associates are nil as of June 30, 2018 and December 31, 2017.
(*7)

As of December 31, 2017, the ownership ratio of the common stocks was more than 20%, but the entity was excluded from investments in associates because it has been under rehabilitation and not able to exercise significant influence. However, as of June 30, 2018, it was included in investments in associates by finalizing rehabilitation process by the court administration.

(*8)	Due to capital contribution by the Group for the six months ended June 30, 2018, the entities has been included in the investment in associates.
(*9)

The Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates for the six months ended June 30, 2018.

(*10)	The entity was sold after it was transferred to assets held for sale for the year ended June 30, 2018.
(*11)

The shares of STX Corporation owned by the Group were reclassified as assets held for sale, as the creditor financial institutions committee entered into a contract with AFC Korea Co., Ltd. during the previous year to sell STX Corporation shares.

(*12)

The Bank has entered into a contract whereas the Bank (or a third party designated by the Bank) obtains a preemptive right to acquire the base assets (Aju Capital Co. Ltd.) of Well to Sea No. 3 Private Equity Fund, an affiliate of the Bank, when the Fund disposes them.

Schedule of changes in carrying value of investments in associates and joint ventures accounted for using equity method [Table Text Block]

(2)	Changes in the carrying value of investments in joint ventures and associates accounted for using the equity method of accounting are as follows (Unit: Korean Won in millions):

	For the six months ended June 30, 2018
	Acquisition cost	January 1, 2018	Share of profits (losses)	Acquisition	Disposal and others (*1)	Dividends	Change in Capital	June 30, 2018
Kumho Tire Co., Inc.	175,652	98,933	(10,451)	—	—	—	(5,196)	83,286
Woori Service Networks Co., Ltd.	108	158	(20)	—	—	—	—	138
Korea Credit Bureau Co., Ltd.	3,313	5,816	692	—	—	(113)	—	6,395
Korea Finance Security Co., Ltd.	3,267	3,519	4	—	—	(54)	1	3,470
Chin Hung International Inc.	130,779	45,101	3,179	—	—	—	(484)	47,796
Poonglim Industrial Co., Ltd.	13,916	—	—	—	—	—	—	—
STX Corporation	50,760	6,947	(816)	—	(5,865)	—	(266)	—
Saman Corporation	8,521	1,254	(48)	—	—	—	34	1,240
Woori Growth Partnerships New Technology Private Equity Fund	28,833	27,611	1,139	—	(3,346)	(484)	—	24,920
2016KIF-IMM Woori Bank Technology Venture Fund	6,840	6,840	—	6,780	—	—	—	13,620
K BANK Co., Ltd.	45,392	31,735	(5,384)	—	—	—	7	26,358
Smart Private Equity Fund No.2	3,000	2,932	(21)	—	—	—	—	2,911
Woori Bank-Company K Korea Movie Asset Fund	3,000	2,957	10	—	—	—	—	2,967
Well to Sea No.3 Private Equity Fund	101,992	182,309	10,321	—	(508)	—	(6,423)	185,699
Partner One Value Up I Private Equity Fund	10,000	—	(13)	10,000	—	—	—	9,987
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	3,268	—	—	3,268	—	—	—	3,268
Nomura-Rifa Private Real Estate Investment Trust No.17	1,000	939	(54)	—	—	—	—	885

Total	589,641	417,051	(1,462)	20,048	(9,719)	(651)	(12,327)	412,940

(*1)	Investments in joint ventures and associates decreased by 5,865 million Won through transfers to assets held for sale which occurred during the six months ended June 30, 2018.

	For the six months ended June 30, 2017
	Acquisition cost	January 1, 2017	Share of profits (losses)	Acquisition (*1)	Disposal and others (*2)	Dividends	Change in Capital	Others (*1)	June 30, 2017
Woori Blackstone Korea Opportunity No.1 Private Equity Fund	6,881	15,289	(1,460)	—	—	—	—	—	13,829
Kumho Tire Co., Inc.	175,652	200,332	2	—	—	—	(1,623)	—	198,711
Woori Service Networks Co., Ltd.	108	145	(10)	—	—	(8)	—	—	127
Korea Credit Bureau Co., Ltd.	3,313	5,592	508	—	—	(149)	—	—	5,951
Korea Finance Security Co., Ltd.	3,266	3,376	63	—	—	(54)	—	—	3,385
Chin Hung International Inc.	89,725	43,032	(20,050)	41,053	—	—	171	(25,966)	38,240
Poonglim Industrial Co., Ltd.	13,916	—	—	—	—	—	—	—	—
STX Engine Co., Ltd.	92,038	43,036	722	—	—	—	4,047	—	47,805
SamHo Co., Ltd.	7,492	19,729	2,021	—	(16,354)	—	(73)	(5,323)	—
STX Corporation	42,215	—	(33,739)	8,546	—	—	(215)	27,772	2,364
Saman Corporation	8,521	8,699	(96)	—	—	—	26	—	8,629
Woori Growth Partnerships New Technology Private Equity Fund	13,602	13,118	(371)	5,745	(498)	—	(156)	—	17,838
2016KIF-IMM Woori Bank Technology Venture Fund	1,800	1,800	—	3,240	—	—	—	—	5,040
K BANK Co., Ltd.	32,500	30,442	(5,861)	—	—	—	(139)	—	24,442
Smart Private Equity Fund No.2	3,000	—	(47)	3,000	—	—	—	—	2,953
Woori Bank-Company K Korea Movie Asset Fund	1,500	—	(15)	1,500	—	—	—	—	1,485
Woori Renaissance Holdings	63,000	54,422	(622)	—	—	(57,109)	—	3,309	—

	558,529	439,012	(58,955)	63,084	(16,852)	(57,320)	2,038	(208)	370,799

(*1)	Changes in investments in joint ventures and associates due to debt-equity swap is 51,405 million Won.
(*2)	Investments in joint ventures and associates decreased by 16,354 million Won through transfers to assets held for sale occurred for the six months ended June 30, 2017.

Reconciliation of summarised financial information of associates and joint ventures accounted for using equity method to carrying amount of interest in associates and joint ventures [Table Text Block]

(3)	Summary financial information relating to investments in joint ventures and associates accounted for using the equity method of accounting is as follows (Unit: Korean Won in millions):

	June 30, 2018
	Assets	Liabilities	Operating revenue	Net income (loss)
Kumho Tire Co., Inc.	4,513,972	3,521,608	624,981	(10,774)
Woori Service Networks Co., Ltd.	4,909	2,111	7,250	456
Korea Credit Bureau Co., Ltd.	80,792	18,764	37,342	5,919
Korea Finance Security Co., Ltd.	32,635	9,501	27,161	91
Chin Hung International Inc.	403,962	311,502	263,861	19,062
Saman Corporation	89,932	61,583	26,418	(326)
Woori Growth Partnerships New Technology Private Equity Fund	108,427	441	7,865	4,936
2016KIF-IMM Woori Bank Technology Venture Fund	65,760	383	6	(754)
K BANK Co., Ltd.	1,758,930	1,557,206	24,296	(32,126)
Smart Private Equity Fund No.2	14,605	51	1	(106)
Woori Bank-Company K Korea Movie Asset Fund	11,872	3	893	769
Well to Sea No.3 Private Equity Fund	5,297,764	4,759,158	140,041	13,450
Partner One Value Up I Private Equity Fund	43,114	172	114	(58)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	15,843	744	4	(822)
Nomura-Rifa Private Real Estate Investment Trust No.17	20,433	16,407	56	(55)

	December 31, 2017
	Assets	Liabilities	Operating revenue	Net income (loss)
Kumho Tire Co., Inc.	5,105,107	3,928,327	2,136,569	(61,748)
Woori Service Networks Co., Ltd.	4,982	1,780	14,887	1,003
Korea Credit Bureau Co., Ltd.	75,504	19,323	68,750	3,580
Korea Finance Security Co., Ltd.	33,915	10,461	55,610	1,071
Chin Hung International Inc.	341,284	259,454	513,285	28,698
Poonglim Industrial Co., Ltd.	241,063	309,925	107,360	(29,812)
STX Corporation	595,348	543,458	1,371,272	342,869
Saman Corporation	98,435	69,929	76,135	(6,096)
Woori Growth Partnerships New Technology Private Equity Fund	120,133	485	1,024	(3,199)
2016KIF-IMM Woori Bank Technology Venture Fund	32,815	380	6	(1,515)
K BANK Co., Ltd.	1,244,270	1,001,121	19,231	(74,403)
Smart Private Equity Fund No.2	14,711	51	1	(340)
Woori Bank-Company K Korea Movie Asset Fund	11,830	2	16	(172)
Well to Sea No.3 Private Equity Fund	5,068,424	4,534,957	131,488	162,743
Nomura-Rifa Private Real Estate Investment Trust No.17	20,265	16,507	62	(242)

Schedule of investments that were not accounted for using equity method [Table Text Block]

(4)	The entities that the Group has not applied equity method of accounting although the Group’s ownership interest is more than 20% as of June 30, 2018 and December 31, 2017 are as follows:

	June 30, 2018
Associate (*)	Number of shares owned	Ownership (%)
Poonglim Industrial Co., Ltd.	4,142,782	29.1
Orient Shipyard Co., Ltd.	464,812	21.4
Saenuel Co., Ltd.	3,531	37.4
E Mirae Tech Co., Ltd.	7,696	41.0
Jehin Trading Co., Ltd.	81,610	27.3
The season Co., Ltd.	18,187	30.1
Yuil PESC Co., Ltd.	8,642	24.0
Sinseong Trading Co., Ltd.	2,584	27.2
CL Tech Co., Ltd.	13,759	38.6
Force TEC Co., Ltd.	4,780,907	25.8
Protronics Co., Ltd.	95,921	48.1
Instern Co., Ltd.	14,296	20.1

(*)

Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.

	As of December 31, 2017
Associate (*)	Number of shares owned	Ownership (%)
Orient Shipyard Co., Ltd.	465,050	21.4
Saenuel Co., Ltd.	3,531	37.4
E Mirae Tech Co., Ltd.	7,696	41.0
Jehin Trading Co., Ltd.	81,610	27.3
The season Co., Ltd.	18,187	30.1
Yuil PESC Co., Ltd.	8,642	24.0
Youngdong Sea Food Co., Ltd.	12,106	24.0
Sinseong Trading Co., Ltd.	2,584	27.2
CL Tech Co., Ltd.	13,759	38.6
Force TEC Co., Ltd.	4,780,907	25.8
Protronics Co., Ltd.	95,921	48.1
Instern Co., Ltd.	14,296	20.1

(*)

Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.

Reconciliation from net assets of investments in associates and joint ventures accounted for using equity method to book value [Table Text Block]

(5)

As of June 30, 2018 and December 31, 2017, the reconciliations from the net assets of associates based on the ownership ratio of the Group to its corresponding book value of investment in joint ventures and associates are as follows (Unit: Korean Won in millions except for ownership):

	June 30, 2018
	Total net asset	Ownership (%)	Ownership portion of net assets	Cost-book value differential and others	Impairment	Intercompany transaction and others	Book value
Kumho Tire Co., Inc. (*)	954,857	14.2	135,122	48,459	(102,843)	2,548	83,286
Woori Service Networks Co., Ltd.	2,798	4.9	138	—	—	—	138
Korea Credit Bureau Co., Ltd.	62,028	9.9	6,149	246	—	—	6,395
Korea Finance Security Co., Ltd.	23,134	15.0	3,470	—	—	—	3,470
Chin Hung International Inc. (*)	92,316	25.3	23,361	24,565	—	(130)	47,796
Saman Corporation	28,349	9.2	2,605	5,373	(6,738)	—	1,240
Woori Growth Partnerships New Technology Private Equity Fund	107,986	23.1	24,920	—	—	—	24,920
2016KIF-IMM Woori Bank Technology Venture Fund	65,377	20.0	13,075	—	—	545	13,620
K BANK Co., Ltd.	201,724	13.0	26,162	—	—	196	26,358
Smart Private Equity Fund No.2	14,554	20.0	2,911	—	—	—	2,911
Woori Bank-Company K Korea Movie Asset Fund	11,869	25.0	2,967	—	—	—	2,967
Well to Sea No.3 Private Equity Fund (*)	371,813	50.0	185,816	—	—	(117)	185,699
Partner One Value Up I Private Equity Fund	42,942	23.3	9,987	—	—	—	9,987
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	15,099	20.0	3,020	—	—	248	3,268
Nomura-Rifa Private Real Estate Investment Trust No.17	4,026	21.9	882	—	—	3	885

(*)	The net asset amount is after reflecting debt-equity swap and others.

	December 31, 2017
	Total net asset	Ownership (%)	Ownership portion of net assets	Cost-book value differential and others	Impairment	Intercompany transaction and others	Book value
Kumho Tire Co., Inc. (*)	1,065,421	14.2	150,767	48,459	(102,843)	2,550	98,933
Woori Service Networks Co., Ltd.	3,202	4.9	158	—	—	—	158
Korea Credit Bureau Co., Ltd.	56,181	9.9	5,568	248	—	—	5,816
Korea Finance Security Co., Ltd.	23,454	15.0	3,519	—	—	—	3,519
Chin Hung International Inc. (*)	81,686	25.3	20,671	24,565	—	(135)	45,101
Poonglim Industrial Co., Ltd. (*)	(168,154)	29.4	(49,446)	54,542	(20,504)	15,408	—
STX Corporation	51,890	19.7	10,232	24,614	(27,904)	5	6,947
Saman Corporation	28,506	9.2	2,619	5,373	(6,738)	—	1,254
Woori Growth Partnerships New Technology Private Equity Fund	119,648	23.1	27,611	—	—	—	27,611
2016KIF-IMM Woori Bank Technology Venture Fund	32,435	20.0	6,487	—	—	353	6,840
K BANK Co., Ltd.	243,149	13.0	31,535	—	—	200	31,735
Smart Private Equity Fund No.2	14,660	20.0	2,932	—	—	—	2,932
Woori Bank-Company K Korea Movie Asset Fund	11,828	25.0	2,957	—	—	—	2,957
Well to Sea No.3 Private Equity Fund (*)	364,909	50.0	182,366	—	—	(57)	182,309
Nomura-Rifa Private Real Estate Investment Trust No.17	3,758	25.0	939	—	—	—	939

(*)	The net asset amount is after reflecting debt-equity swap and others.